UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-03715

ELFUN INCOME FUND

(Exact name of registrant as specified in charter)

3001 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

3001 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 06/30/10

Item 1.	Schedule of Investments

Elfun Income Fund

Schedule of Investments (dollars in thousands)—June 30, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

Bonds and Notes—93.1% †		Principal Amount	Value
U.S. Treasuries—14.8%
U.S. Treasury Bonds
4.38%	11/15/39	$1,276	$1,377
4.50%	08/15/39	1,311	1,444
4.63%	02/15/40	9,403	10,569
U.S. Treasury Notes
0.59%	04/30/12	14,289	14,396	(d)
2.50%	04/30/15	6,556	6,789
3.13%	05/15/19	2	2
3.63%	02/15/20	15,934	16,836	(h)
4.50%	11/15/10	67	68
			51,481
Agency Mortgage Backed—22.9%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	126	132	(h)
5.00%	07/01/35	557	591	(h)
5.50%	05/01/20 - 04/01/39	2,269	2,448	(h)
6.00%	04/01/17 - 11/01/37	3,320	3,622	(h)
6.50%	07/01/29	5	6	(h)
7.00%	10/01/16 - 08/01/36	335	376	(h)
7.50%	09/01/12 - 09/01/33	41	48	(h)
8.00%	11/01/30	13	15	(h)
5.50%	TBA	1,570	1,685	(c)
Federal National Mortgage Assoc.
4.00%	05/01/19 - 06/01/19	466	491	(h)
4.50%	05/01/18 - 06/01/40	19,767	20,553	(h)
5.00%	07/01/20 - 06/01/40	11,453	12,142	(h)
5.25%	04/01/37	20	21	(i)
5.50%	03/01/14 - 04/01/38	11,141	12,022	(h)
5.64%	03/01/37	7	8	(i)
6.00%	02/01/14 - 08/01/35	5,368	5,902	(h)
6.50%	02/01/14 - 08/01/36	897	984	(h)
7.00%	08/01/13 - 02/01/34	120	136	(h)
7.50%	08/01/13 - 03/01/34	394	445	(h)
8.00%	12/01/11 - 11/01/33	170	193	(h)
8.50%	04/01/30 - 05/01/31	23	27	(h)
9.00%	04/01/16 - 12/01/22	46	50	(h)
5.00%	TBA	2,664	2,842	(c)
5.50%	TBA	1,095	1,183	(c)
6.00%	TBA	7,726	8,379	(c)
6.50%	TBA	878	962	(c)
7.00%	TBA	535	594	(c)

Government National Mortgage Assoc.
4.50%	08/15/33 - 09/15/34	663	697	(h)
5.00%	08/15/33	230	247	(h)
6.00%	04/15/27 - 09/15/36	925	1,021	(h)
6.50%	04/15/19 - 09/15/36	714	793	(h)
7.00%	03/15/12 - 10/15/36	353	388	(h)
7.50%	03/15/23 - 10/15/33	96	109	(h)
8.00%	09/15/27 - 06/15/30	39	45	(h)
8.50%	10/15/17	47	51	(h)
9.00%	11/15/16 - 12/15/21	101	110	(h)
5.50%	TBA	435	470	(c)
			79,788
Agency Collateralized Mortgage Obligations—1.7%
Collateralized Mortgage Obligation Trust (Class B)
1.61%	11/01/18	13	13	(d,f,h,q)
Fannie Mae Whole Loan
0.97%	08/25/43	1,827	57	(g,r)
Federal Home Loan Mortgage Corp.
0.12%	09/25/43	2,518	28	(g,h,i,r)
8.00%	02/01/23 - 07/01/24	16	4	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC
5.00%	02/15/38	315	31	(g,r)
5.00%	05/15/38	319	341
5.50%	04/15/17	85	3	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Class YQ)
5.00%	05/15/17	48	2	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2543) (Class LR)
7.50%	01/15/16	11	11	(h)
Federal Home Loan Mortgage Corp. REMIC (Series 2631) (Class DI)
5.50%	06/15/33	467	100	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2642) (Class AW)
4.50%**	03/15/19	32	—	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2643) (Class IM)
4.50%	03/15/18	347	27	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2645) (Class BI)
4.50%	02/15/18	85	5	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2647) (Class DI)
4.50%	10/15/16	61	1	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2656) (Class IU)
5.00%	04/15/28	130	2	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2722) (Class PI)
5.00%	06/15/28	61	2	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2763) (Class JI)
5.00%	10/15/18	261	22	(g,h,r)

Federal Home Loan Mortgage Corp. REMIC (Series 2781) (Class IC)
5.00%	11/15/17 - 05/15/18	229	13	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2795) (Class IC)
5.00%	07/15/17	70	2	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2852) (Class OJ)
9.91%	09/15/34	256	245	(d,f)
Federal Home Loan Mortgage Corp. REMIC (Series 33) (Class 33D)
8.00%	04/15/20	9	10	(h)
Federal Home Loan Mortgage Corp. STRIPS (Class IO)
5.00%	12/01/34	239	44	(g,h,r)
Federal Home Loan Mortgage STRIPS
5.58%	08/01/27	4	3	(d,f,h)
Federal National Mortgage Assoc. REMIC
5.00%	08/25/38	318	339
5.00%	02/25/40	384	52	(g,r)
Federal National Mortgage Assoc. REMIC (Class B)
1.84%	12/25/22	11	11	(d,f,h)
Federal National Mortgage Assoc. REMIC (Class BZ)
5.50%	01/25/33	415	457
Federal National Mortgage Assoc. REMIC (Class CS)
7.35%	08/25/16	130	4	(g,h,i,r)
Federal National Mortgage Assoc. REMIC (Class VZ)
5.00%	10/25/35	290	293
Federal National Mortgage Assoc. REMIC (Series 1992) (Class K)
1008.00%**	05/25/22	—	1	(g,h,r)
Federal National Mortgage Assoc. REMIC (Series 2003)
5.00%	08/25/17	108	5	(g,h,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class HI)
5.00%	10/25/22	177	13	(g,h,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IJ)
5.00%	02/25/32	591	54	(g,h,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IO)
1.20%	12/25/42	652	15	(g,h,i,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class KI)
4.50%	05/25/18	93	3	(g,h,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class SL)
15.85%	03/25/31	413	444	(h,i)
Federal National Mortgage Assoc. REMIC (Series 2008) (Class ZW)
5.00%	07/25/38	254	270
Federal National Mortgage Assoc. STRIPS
5.50%	11/25/39	3,090	488	(g,h,r)
6.00%	01/01/35	359	53	(g,h,r)
Federal National Mortgage Assoc. STRIPS (Class 2)
4.50%	08/01/35	598	108	(g,h,r)
5.00%	08/01/34 - 03/25/38	519	75	(g,r)
5.50%	12/01/33	153	26	(g,r)
7.50%	11/01/23	71	13	(g,h,r)
8.00%	08/01/23 - 07/01/24	33	7	(g,h,r)
8.50%	03/01/17 - 07/25/22	33	6	(g,h,r)
9.00%	05/25/22	11	2	(g,h,r)
Federal National Mortgage Assoc. STRIPS (Series 354) (Class 1)
4.41%	11/01/34	550	499	(d,f,h)

Federal National Mortgage Assoc. STRIPS (Series 364) (Class 1)
4.50%	09/01/35	1,102	198	(g,h,r)
Federal National Mortgage Assoc. STRIPS (Series 364) (Class 13)
6.00%	09/01/35	867	123	(g,h,r)
Federal National Mortgage Assoc. STRIPS (Series 378) (Class 1)
4.50%	01/01/36	889	160	(g,h,r)
Federal National Mortgage Assoc. STRIPS (Series 387) (Class 1)
5.00%	05/25/38	558	82	(g,r)
Government National Mortgage Assoc.
4.50%	05/20/38	457	63	(g,r)
5.00%	10/20/37 - 09/20/38	2,349	386	(g,r)
6.10%	08/20/39	3,604	419	(g,h,r)
Government National Mortgage Assoc. (Class IC)
5.90%	04/16/37	1,008	124	(g,r)
Vendee Mortgage Trust
0.39%	04/15/40	1,886	39	(g,r)
Vendee Mortgage Trust (Class 2003)
0.86%	05/15/33	1,129	45	(g,r)
			5,843

Asset Backed—1.8%
Chase Funding Mortgage Loan Asset-Backed Certificates (Class IB)
5.75%	05/25/32	47	24	(h,i,q)
Citicorp Residential Mortgage Securities Inc. (Series 2006) (Class A5)
6.04%	09/25/36	360	318
Countrywide Asset-Backed Certificates
1.21%	05/25/33	24	17	(h,i)
Countrywide Asset-Backed Certificates (Class 2A1)
2.57%	06/25/33	2	2	(d,h,i)
Countrywide Asset-Backed Certificates (Class A)
23.17%	08/25/32	31	18	(d,h,i)
Countrywide Asset-Backed Certificates (Class AF6)
4.74%	10/25/35	319	279	(i)
First Franklin Mortgage Loan Asset Backed Certificates (Series 2005) (Class M1)
5.75%	03/25/35	5,000	4,829	(d,h,i)
GSAA Trust (Class A1)
12.74%	05/25/34	124	91	(d,h,i)
Mid-State Trust (Class A3)
7.54%	07/01/35	52	51	(h,q)
Popular ABS Mortgage Pass-Through Trust (Class AF4)
5.30%	11/25/35	350	300
Residential Asset Securities Corp. (Class A2)
48.05%	06/25/33	51	25	(d,i)
Residential Asset Securities Corp. (Series 2002) (Class A2b)
37.91%	07/25/32	27	13	(d,h,i)
Saxon Asset Securities Trust
5.23%	08/25/35	305	281	(i)
Wachovia Asset Securitization Inc.(Series 2004) (Class A)
59.84%	06/25/34	324	181	(d,i,q)
			6,429

Corporate Notes—36.5%
Abu Dhabi National Energy Co.
4.75%	09/15/14	200	202	(b)
6.25%	09/16/19	200	204	(b)

AES El Salvador Trust
6.75%	02/01/16	200	187	(b)
AES Panama S.A.
6.35%	12/21/16	150	154	(b)
Agilent Technologies Inc.
5.50%	09/14/15	270	291
Air Jamaica Ltd.
9.38%	07/08/15	8	8
Alliance One International Inc.
10.00%	07/15/16	533	542	(b)
ALROSA Finance S.A.
8.88%	11/17/14	200	212	(b)
AMC Entertainment Inc.
8.75%	06/01/19	440	442
America Movil SAB de C.V.
5.00%	03/30/20	600	620	(b)
American Tower Corp.
4.63%	04/01/15	226	235
Amsted Industries Inc.
8.13%	03/15/18	637	635	(b)
Anadarko Petroleum Corp.
6.20%	03/15/40	778	616
Anheuser-Busch InBev Worldwide Inc.
5.00%	04/15/20	792	828	(b)
5.38%	11/15/14	496	542	(b)
ARAMARK Corp.
8.50%	02/01/15	846	854
Arizona Public Service Co.
6.25%	08/01/16	485	542	(h)
AT&T Inc.
6.40%	05/15/38	1,694	1,862	(h)
6.70%	11/15/13	496	572	(h)
Avis Budget Car Rental LLC
9.63%	03/15/18	306	309	(b)
Banco do Brasil Cayman
8.50%	10/29/49	700	772	(b)
Banco do Brasil S.A.
4.50%	01/22/15	200	202	(b)
Banco Mercantil del Norte S.A.
6.14%	10/13/16	74	74	(i)
Bank of America Corp.
4.50%	04/01/15	460	465
5.63%	07/01/20	305	307
5.75%	12/01/17	1,875	1,945	(h)
6.50%	08/01/16	690	747
BE Aerospace Inc.
8.50%	07/01/18	767	805
BlackRock Inc.
5.00%	12/10/19	494	525
Boise Paper Holdings LLC
8.00%	04/01/20	382	381	(b)
Bombardier Inc.
7.75%	03/15/20	716	743	(b)
Boston Scientific Corp.
4.50%	01/15/15	240	236
CA Inc.
5.38%	12/01/19	642	681	(h)
6.13%	12/01/14	174	193
Calpine Corp.
7.25%	10/15/17	1,151	1,105	(b)

Cantor Fitzgerald LP
7.88%	10/15/19	358	370	(b)
Cargill Inc.
5.20%	01/22/13	131	141	(b,h)
6.00%	11/27/17	247	283	(b,h)
Case New Holland Inc.
7.88%	12/01/17	462	465	(b)
CBS Corp.
5.75%	04/15/20	676	726
CCO Holdings LLC
7.88%	04/30/18	192	193	(b)
8.13%	04/30/20	230	235	(b)
Cellco Partnership
5.55%	02/01/14	732	821
7.38%	11/15/13	349	409
Cenovus Energy Inc.
6.75%	11/15/39	345	396	(b)
Centrais Eletricas Brasileiras S.A.
6.88%	07/30/19	400	434	(b)
Central American Bank for Economic Integration
5.38%	09/24/14	380	402	(b)
CFG Investment SAC
9.25%	12/19/13	100	103
Chesapeake Energy Corp.
7.25%	12/15/18	856	884
Cincinnati Bell Inc.
8.25%	10/15/17	676	632
8.75%	03/15/18	458	416
Citigroup Inc.
5.00%	09/15/14	434	434
5.13%	05/05/14	674	687
6.38%	08/12/14	1,213	1,288	(h)
8.50%	05/22/19	2,299	2,741	(h)
City National Capital Trust I
9.63%	02/01/40	359	378
Clarendon Alumina Production Ltd.
8.50%	11/16/21	135	136	(b,h)
Columbus International Inc.
11.50%	11/20/14	100	107	(b)
Comcast Corp.
6.40%	03/01/40	394	424
6.50%	01/15/15	346	397
Community Health Systems Inc.
8.88%	07/15/15	696	718	(h)
Consolidated Edison Company of New York Inc.
6.65%	04/01/19	308	374
Consolidated Edison Company of New York Inc. (Series 2008)
5.85%	04/01/18	184	210
Corp Nacional del Cobre de Chile
5.63%	09/21/35	76	78	(b)
Corp Pesquera Inca SAC
9.00%	02/10/17	60	59	(b)
COX Communications Inc.
6.25%	06/01/18	324	361	(b)
7.13%	10/01/12	315	350	(h)
Credit Suisse
6.00%	02/15/18	608	634	(h)
Credit Suisse AG
5.40%	01/14/20	568	565

Credit Suisse First Boston International for CJSC The EXIM of Ukraine
7.65%	09/07/11	200	197
Crown Castle International Corp.
7.13%	11/01/19	760	743
Crown Castle Towers LLC
6.11%	01/15/40	378	415	(b)
CVS Caremark Corp.
3.25%	05/18/15	414	421
5.75%	06/01/17	154	171
6.13%	09/15/39	518	554
DASA Finance Corp.
8.75%	05/29/18	672	727
Denbury Resources Inc.
8.25%	02/15/20	383	400
Diamond Offshore Drilling Inc.
5.70%	10/15/39	856	771	(h)
Digicel Ltd.
8.25%	09/01/17	100	99	(b)
DirecTV Holdings LLC
4.75%	10/01/14	392	415
5.20%	03/15/20	458	477
5.88%	10/01/19	420	459
DISH DBS Corp.
7.13%	02/01/16	164	164
Dolphin Energy Ltd.
5.89%	06/15/19	384	397	(b)
Drummond Company Inc.
7.38%	02/15/16	860	808	(h)
9.00%	10/15/14	370	372	(b)
El Paso Corp.
8.05%	10/15/30	384	380	(h)
Empresa Nacional del Petroleo
6.25%	07/08/19	300	318	(b)
EnCana Corp.
6.50%	02/01/38	395	439
European Investment Bank
4.88%	01/17/17	700	781
Exelon Corp.
4.90%	06/15/15	567	606
Exelon Generation Company LLC
5.20%	10/01/19	257	273
6.25%	10/01/39	259	277
Export-Import Bank of Korea
5.88%	01/14/15	200	217
Fibria Overseas Finance Ltd.
7.50%	05/04/20	239	243	(b)
Ford Motor Credit Company LLC
7.00%	04/15/15	900	890	(h)
Forest Oil Corp.
7.25%	06/15/19	382	369
Gaz Capital SA for Gazprom
8.13%	07/31/14	100	109	(b)
9.25%	04/23/19	400	460
Genworth Financial Inc.
8.63%	12/15/16	360	384
GlaxoSmithKline Capital Inc.
4.85%	05/15/13	409	447
Globo Comunicacao e Participacoes S.A.
7.25%	04/26/22	200	208	(b)

Hana Bank
4.50%	10/30/15	300	299	(b)
Hartford Financial Services Group Inc.
5.50%	03/30/20	792	769	(h)
HCA Inc.
9.25%	11/15/16	1,132	1,200
Health Management Associates Inc.
6.13%	04/15/16	467	442
Host Hotels & Resorts LP (REIT)
9.00%	05/15/17	482	516
HSBC Bank USA NA
7.00%	01/15/39	250	281
HSBC Finance Corp.
5.00%	06/30/15	1,292	1,348	(h)
5.70%	06/01/11	743	768	(h)
6.75%	05/15/11	260	271	(h)
HSBC Holdings PLC
6.50%	05/02/36	100	104	(h)
6.80%	06/01/38	500	539
Hutchison Whampoa International 09 Ltd.
7.63%	04/09/19	100	119	(b)
Icahn Enterprises LP
8.00%	01/15/18	492	477	(b)
IIRSA Norte Finance Ltd.
8.75%	05/30/24	467	516	(b,h)
Illinois Power Co.
9.75%	11/15/18	522	685
Indo Integrated Energy BV
9.00%	06/01/12	100	104
Industrial Bank of Korea
7.13%	04/23/14	100	112	(b)
Ingles Markets Inc.
8.88%	05/15/17	735	748
Intelsat Subsidiary Holding Company S.A.
8.50%	01/15/13	381	384
8.88%	01/15/15	380	386
Intergas Finance BV
6.88%	11/04/11	100	104
Intergen N.V.
9.00%	06/30/17	773	769	(b)
International Paper Co.
7.50%	08/15/21	908	1,063
JP Morgan Chase Capital XXV (Series Y)
6.80%	10/01/37	188	186
JPMorgan Chase & Co.
5.13%	09/15/14	1,041	1,111	(h)
JPMorgan Chase Bank NA
5.88%	06/13/16	315	345
JPMorgan Chase Capital XXVII
7.00%	11/01/39	526	535
Kazakhstan Temir Zholy Finance BV
6.50%	05/11/11	200	202
KazMunaiGaz Finance Sub BV
7.00%	05/05/20	100	100	(b)
9.13%	07/02/18	100	115	(b)
11.75%	01/23/15	100	122	(b)
KeyBank NA
5.80%	07/01/14	534	570

Korea Hydro & Nuclear Power Company Ltd.
6.25%	06/17/14	200	218	(b)
Korea National Oil Corp.
5.38%	07/30/14	200	212	(b)
Kraft Foods Inc.
5.38%	02/10/20	643	689
Kreditanstalt fuer Wiederaufbau
3.50%	03/10/14	1,936	2,044	(h)
4.13%	10/15/14	859	929
4.50%	07/16/18	712	774	(h)
L-3 Communications Corp.
5.88%	01/15/15	450	444
LBI Escrow Corp.
8.00%	11/01/17	400	412	(b)
Levi Strauss & Co.
7.63%	05/15/20	100	98	(b)
Lincoln National Corp.
6.25%	02/15/20	203	217
8.75%	07/01/19	435	533
Listrindo Capital BV
9.25%	01/29/15	300	318	(b)
Lloyds TSB Bank PLC
5.80%	01/13/20	920	868	(b,h)
Majapahit Holding BV
7.25%	10/17/11	500	525	(b)
7.75%	10/17/16 - 01/20/20	400	438	(b)
MDC-GMTN B.V.
7.63%	05/06/19	250	281	(b)
Merrill Lynch & Company Inc.
6.05%	08/15/12	304	323
6.88%	04/25/18	599	639
Midamerican Energy Holdings Co.
6.13%	04/01/36	330	363	(h)
Morgan Stanley
5.50%	01/26/20	565	547
5.63%	09/23/19	690	668
6.00%	04/28/15	333	348
7.30%	05/13/19	991	1,066	(h)
Morgan Stanley (Series F)
6.63%	04/01/18	300	314
Motiva Enterprises LLC
6.85%	01/15/40	378	432	(b)
Mylan Inc.
7.88%	07/15/20	532	543	(b)
NAK Naftogaz Ukraine
9.50%	09/30/14	200	208	(o)
National Agricultural Cooperative Federation
5.00%	09/30/14	421	438	(b)
Navistar International Corp.
8.25%	11/01/21	350	355
NET Servicos de Comunicacao S.A.
7.50%	01/27/20	200	209	(b)
New Communications Holdings Inc.
8.25%	04/15/17	536	538	(b)
Newmont Mining Corp.
6.25%	10/01/39	778	849

News America Inc.
6.65%	11/15/37	538	604
Nexen Inc.
6.20%	07/30/19	623	699
6.40%	05/15/37	880	918
Nisource Finance Corp.
6.13%	03/01/22	346	369
Noble Group Ltd.
6.75%	01/29/20	300	29	1 (b)
NRG Energy Inc.
7.38%	02/01/16	765	761
Omnicare Inc.
7.75%	06/01/20	342	349
1Malaysia Sukuk Global Berhad
3.93%	06/04/15	125	127	(b)
Pacific Gas & Electric Co.
5.80%	03/01/37	165	179
Pacific Rubiales Energy Corp.
8.75%	11/10/16	100	108	(b)
PacifiCorp
6.00%	01/15/39	500	574
6.25%	10/15/37	14	16
PAETEC Holding Corp.
8.88%	06/30/17	487	487	(b)
8.88%	06/30/17	582	582
Pemex Finance Ltd.
9.03%	02/15/11	136	138	(h)
Pemex Project Funding Master Trust
6.63%	06/15/38	120	122
Petrobras International Finance Co.
5.75%	01/20/20	228	230
Petroleos Mexicanos
4.88%	03/15/15	560	580	(b)
6.00%	03/05/20	150	157	(b)
8.00%	05/03/19	70	83
Petroleum Company of Trinidad & Tobago Ltd.
6.00%	05/08/22	400	377
Petronas Capital Ltd.
5.25%	08/12/19	300	315	(b)
7.88%	05/22/22	100	125	(b)
Petronas Global Sukuk Ltd.
4.25%	08/12/14	200	205	(b)
Pioneer Natural Resources Co.
7.50%	01/15/20	656	676
Plains All American Pipeline LP
4.25%	09/01/12	522	545
Plains Exploration & Production Co.
7.63%	06/01/18	572	559
Pontis Ltd.
6.25%	07/20/10	200	197	(b)
Power Sector Assets & Liabilities Management Corp.
7.39%	12/02/24	100	109	(b)
Principal Financial Group Inc.
8.88%	05/15/19	241	296
Prudential Financial Inc.
3.63%	09/17/12	173	178
3.88%	01/14/15	567	571
5.15%	01/15/13	400	423
7.38%	06/15/19	349	404

QVC Inc.
7.50%	10/01/19	443	435	(b)
RailAmerica Inc.
9.25%	07/01/17	405	424
Republic Services Inc.
5.25%	11/15/21	358	377	(b)
5.50%	09/15/19	243	263	(b)
Reynolds Group Issuer Inc.
7.75%	10/15/16	872	852	(b)
Roche Holdings Inc.
6.00%	03/01/19	320	373	(b)
Rockies Express Pipeline LLC
5.63%	04/15/20	1,114	1,060	(b,h)
RR Donnelley & Sons Co.
4.95%	04/01/14	574	585
7.63%	06/15/20	406	403
RSHB Capital SA for OJSC Russian Agricultural Bank
6.30%	05/15/17	200	198	(b)
6.97%	09/21/16	100	99	(i)
Russian Railways
5.74%	04/03/17	100	98
Sabine Pass LNG LP
7.25%	11/30/13	270	243
7.50%	11/30/16	415	345
SBA Telecommunications Inc.
8.00%	08/15/16	150	155	(b)
8.25%	08/15/19	224	236	(b)
Security Benefit Life Insurance
8.75%	05/15/16	128	112	(b)
Simon Property Group LP (REIT)
5.65%	02/01/20	566	599
Solutia Inc.
7.88%	03/15/20	383	382
Southern Copper Corp.
5.38%	04/16/20	33	33
6.75%	04/16/40	88	87
7.50%	07/27/35	300	324
Spirit Aerosystems Inc.
7.50%	10/01/17	220	216
Star Energy Geothermal Wayang Windu Ltd.
11.50%	02/12/15	400	418	(b)
Talecris Biotherapeutics Holdings Corp.
7.75%	11/15/16	50	53	(b)
Talisman Energy Inc.
7.75%	06/01/19	197	242
Telecom Italia Capital S.A.
6.00%	09/30/34	551	472
7.18%	06/18/19	366	394
Telefonica Emisiones SAU
3.73%	04/27/15	397	396
5.13%	04/27/20	496	497
Tesoro Corp. (Series B)
6.63%	11/01/15	894	838
The AES Corp.
8.00%	10/15/17 - 06/01/20	723	729
The Dow Chemical Co.
5.90%	02/15/15	486	531
8.55%	05/15/19	554	678

The Goldman Sachs Group Inc.
5.38%	03/15/20	2,812	2,779
The Kroger Co.
6.15%	01/15/20	612	707	(h)
The Potomac Edison Co.
5.35%	11/15/14	245	266	(h)
The Travelers Companies Inc.
5.80%	05/15/18	308	338
The Williams Companies Inc.
7.88%	09/01/21	398	456
Time Warner Cable Inc.
5.00%	02/01/20	434	444
6.75%	07/01/18	372	427
7.50%	04/01/14	806	936
Time Warner Inc.
5.88%	11/15/16	454	512
6.20%	03/15/40	396	418
TNK-BP Finance S.A.
6.13%	03/20/12	200	204
7.25%	02/02/20	105	105	(b)
TransDigm Inc.
7.75%	07/15/14	229	229	(b)
Union Electric Co.
6.70%	02/01/19	370	430
UPC Germany GmbH
8.13%	12/01/17	400	392	(b)
USB Capital XIII Trust
6.63%	12/15/39	557	587
Vale Overseas Ltd.
6.88%	11/10/39	476	497
Valero Energy Corp.
6.13%	02/01/20	758	779
Vedanta Resources PLC
9.50%	07/18/18	200	213	(b)
Verizon Communications Inc.
6.35%	04/01/19	206	238
6.40%	02/15/38	200	220
6.90%	04/15/38	302	353
8.75%	11/01/18	448	582
VIP Finance Ireland Limited for OJSC Vimpel Communications (Class A)
8.38%	04/30/13	200	212	(b)
Virgin Media Finance PLC
8.38%	10/15/19	400	405
9.50%	08/15/16	200	211
VTB Capital S.A.
6.47%	03/04/15	200	200	(b)
WEA Finance LLC
6.75%	09/02/19	348	387	(b)
7.50%	06/02/14	524	594	(b)
Weatherford International Ltd.
6.50%	08/01/36	398	361
Williams Partners LP
5.25%	03/15/20	322	3294	(b)
6.30%	04/15/40	569	572	(b)
Windstream Corp.
7.88%	11/01/17	882	861
Woodside Finance Ltd.
4.50%	11/10/14	917	935	(b)
Woori Bank
4.50%	10/07/15	200	199	(b)

Wyeth
5.50%	03/15/13	660	730
Wynn Las Vegas LLC
7.88%	05/01/20	534	537	(b)
XL Capital Ltd.
5.25%	09/15/14	785	803
Xstrata Finance Canada Ltd.
5.80%	11/15/16	345	370	(b)
			127,329

Non-Agency Collateralized Mortgage Obligations—11.7%
Banc of America Commercial Mortgage Inc.
5.93%	02/10/51	880	919
Banc of America Commercial Mortgage Inc. (Class A)
5.49%	02/10/51	188	190
Banc of America Commercial Mortgage Inc. (Class A4)
5.63%	07/10/46	987	1,014
Banc of America Commercial Mortgage Inc. (Class C)
5.88%	04/10/49	300	49	(h,i,q)
Banc of America Funding Corp. (Class 2M1)
4.64%	02/20/36	64	1	(h,i,q)
Banc of America Funding Corp. (Class B1)
5.45%	03/20/36	260	11	(h,i,q)
Banc of America Mortgage Securities Inc. (Class B1)
5.13%	01/25/36	211	20	(h,i,q)
5.40%	02/25/36	206	35	(h,i,q)
Banc of America Mortgage Securities Inc. (Class B2)
5.13%	01/25/36	59	1	(h,i,q)
Bear Stearns Commercial Mortgage Securities (Class A2)
5.58%	03/11/39	222	225	(h,i)
5.63%	04/12/38	382	386	(i)
Bear Stearns Commercial Mortgage Securities (Class A4)
5.33%	02/11/44	480	470
5.47%	01/12/45	625	647
5.69%	06/11/50	720	729	(i)
Bear Stearns Commercial Mortgage Securities (Class AJ)
5.62%	03/11/39	300	259	(i)
5.91%	06/11/40	340	215	(i)
Bear Stearns Commercial Mortgage Securities (Class AM)
5.24%	12/11/38	300	269
5.84%	09/11/42	400	356
5.92%	06/11/50	310	268	(h,i)
Bear Stearns Commercial Mortgage Securities (Series 2007) (Class D)
6.18%	09/11/42	100	35	(h,i,q)
Citigroup Commercial Mortgage Trust (Class AJ)
5.92%	03/15/49	330	273	(i)
Citigroup Commercial Mortgage Trust (Series 2006) (Class AJ)
5.48%	10/15/49	360	236
Citigroup Commercial Mortgage Trust (Series 2006) (Class AM)
5.65%	10/15/48	420	367
Commercial Mortgage Pass Through Certificates (Class A4)
5.96%	06/10/46	900	957	(i)
Countrywide Asset-Backed Certificates (Class A2)
15.91%	11/25/35	140	129	(d,h,i)
Countrywide Commercial Mortgage Trust (Class A4)
5.70%	09/12/49	600	597
Countrywide Commercial Mortgage Trust (Class AJ)
5.49%	07/12/46	500	325	(i)

Countrywide Commercial Mortgage Trust (Class AM)
5.46%	07/12/46	860	728	(i)
Credit Suisse First Boston Mortgage Securities Corp. (Class CB1)
5.34%	10/25/35	246	16	(h,i,q)
Credit Suisse Mortgage Capital Certificates (Class A3)
5.47%	09/15/39	689	677	(h)
Credit Suisse Mortgage Capital Certificates (Class C)
5.73%	02/15/39	750	450
Credit Suisse Mortgage Capital Certificates (Class CB1)
5.65%	02/25/36	142	11	(h,i,q)
Federal National Mortgage Assoc. REMIC
6.15%	09/25/37	2,326	258	(g,r)
6.20%	07/25/37	1,196	148	(g,r)
6.34%	10/25/35	1,766	229	(g,r)
Federal National Mortgage Assoc. REMIC (Series 2005) (Class SC)
6.33%	10/25/35	2,625	384	(g,r)
Government National Mortgage Assoc.
1.00%	04/20/40	3,686	576	(g,r)
6.15%	05/20/40	3,767	546	(g,r)
Greenwich Capital Commercial Funding Corp.
6.09%	07/10/38	2,126	2,222	(i)
Greenwich Capital Commercial Funding Corp. (Class A2)
5.60%	12/10/49	430	448
Greenwich Capital Commercial Funding Corp. (Class A4)
5.74%	12/10/49	1,867	1,836	(h)
Greenwich Capital Commercial Funding Corp. (Class AM)
6.09%	07/10/38	929	800
GS Mortgage Securities Corp. II (Class A4)
5.55%	04/10/38	1,370	1,410	(h,i)
Impac CMB Trust (Class 1A1)
10.37%	10/25/34	394	327	(d,h,i)
18.54%	04/25/35	460	330	(d,h,i)
Indymac INDA Mortgage Loan Trust (Class B1)
5.12%	01/25/36	143	6	(h,i,q)
Indymac INDA Mortgage Loan Trust (Class B2)
5.12%	01/25/36	73	1	(h,i,q)
Interstar Millennium Trust (Class A)
2.84%	03/14/36	34	32	(d,i)
JP Morgan Chase Commercial Mortgage Securities Corp.
5.41%	05/15/47	750	401
6.06%	04/15/45	410	359
JP Morgan Chase Commercial Mortgage Securities Corp. (Class A4)
5.34%	08/12/37	1,380	1,480	(i)
5.44%	06/12/47	950	949
5.79%	02/12/51	1,120	1,133	(i)
6.06%	04/15/45	350	373	(i)
6.07%	02/12/51	270	261	(h)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class AJ)
5.50%	06/12/47	170	100	(i)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class AM)
6.10%	02/12/51	660	562	(i)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class F)
6.40%	02/12/51	155	37	(i,q)
LB-UBS Commercial Mortgage Trust
1.00%	01/15/36	2,867	128	(h,q)
LB-UBS Commercial Mortgage Trust (Class A4)
4.95%	09/15/30	310	327
5.16%	02/15/31	410	426
5.66%	03/15/39	1,464	1,514	(h,i)

LB-UBS Commercial Mortgage Trust (Class AJ)
6.32%	04/15/41	160	104	(i)
LB-UBS Commercial Mortgage Trust (Class F)
6.45%	07/15/40	280	42	(i,q)
LB-UBS Commercial Mortgage Trust (Series 2001) (Class B)
6.65%	07/14/16	103	106	(h,q)
LB-UBS Commercial Mortgage Trust (Series 2004) (Class X)
0.54%	12/15/39	5,739	73	(h,i,q)
MASTR Alternative Loans Trust (Series 2003) (Class 15X)
5.00%	08/25/18	208	22	(g,h,q,r)
Merrill Lynch Mortgage Trust (Series 2006) (Class B)
5.84%	05/12/39	375	196
Morgan Stanley Capital I
5.16%	10/12/52	450	471	(i)
5.36%	11/12/41	876	741	(h)
5.94%	10/15/42	449	265
60.00%	01/15/21	563	394	(b,h,d,i)
Morgan Stanley Capital I (Class A3)
5.71%	07/12/44	350	371	(h)
Morgan Stanley Capital I (Class A4)
5.45%	02/12/44	977	971	(i)
5.81%	12/12/49	1,570	1,626
Morgan Stanley Capital I (Class AJ)
5.39%	11/12/41	848	548	(h,i)
Morgan Stanley Capital I (Class AM)
5.98%	08/12/41	410	379	(i)
6.46%	01/11/43	400	360
Morgan Stanley Capital I (Class B)
5.94%	10/15/42	250	161
Morgan Stanley Capital I (Series 2006) (Class A2)
5.28%	12/15/43	296	304	(h)
Morgan Stanley Capital I (Series 2006) (Class AM)
5.61%	03/12/44	1,000	870	(h,i)
MortgageIT Trust (Class A1)
14.94%	08/25/35	1,976	1,421	(d,h,i)
National RMBS Trust (Series 2004) (Class A1)
5.37%	03/20/34	67	65	(d,i)
OBP Depositor LLC Trust
4.65%	07/15/45	280	280	(b)
Puma Finance Ltd. (Class A)
5.42%	10/11/34	66	64	(d,i)
Residential Accredit Loans Inc.
6.00%**	01/25/36	73	—	(h,q)
Residential Funding Mortgage Securities I (Class M1)
5.75%	01/25/36	174	13	(h,q)
Residential Funding Mortgage Securities I (Class M2)
5.75%	01/25/36	46	1	(h,q)
Structured Asset Securities Corp.(Series 1996) (Class X1)
2.11%**	02/25/28	273	—	(i,q)
Wachovia Bank Commercial Mortgage Trust
6.22%	06/15/45	390	176
Wachovia Bank Commercial Mortgage Trust (Class A3)
5.25%	12/15/43	670	670
Wachovia Bank Commercial Mortgage Trust (Class AJ)
5.52%	01/15/45	540	390	(i)

Wachovia Bank Commercial Mortgage Trust (Class AM)
5.47%	01/15/45	410	353	(i)
Wachovia Bank Commercial Mortgage Trust (Series 2006) (Class AJ)
6.19%	06/15/45	170	117	(i)
WAMU Commercial Mortgage Securities Trust (Series 2005) (Class AJ)
3.52%	05/25/36	410	414	(b,d)
WaMu Mortgage Pass Through Certificates (Class 2A2A1)
19.59%	01/25/45	357	270	(d,h,i)
WaMu Mortgage Pass Through Certificates (Class A2A1)
26.52%	01/25/45	177	126	(d,i)
Wells Fargo Mortgage Backed Securities Trust (Class B1)
5.50%	01/25/36 - 03/25/36	718	133	(h,q)
Wells Fargo Mortgage Backed Securities Trust (Class B2)
5.50%	01/25/36	66	1	(h,q)
			40,966

Sovereign Bonds—3.2%
Banco Nacional de Desenvolvimento Economico e Social
6.50%	06/10/19	100	107	(b)
Democratic Socialist Republic of Sri Lanka
7.40%	01/22/15	100	103	(b)
8.25%	10/24/12	100	107
Government of Belize
6.00%	02/20/29	154	114	(j)
Government of Brazil
5.63%	01/07/41	200	197
8.00%	01/15/18	268	310	(h)
8.25%	01/20/34	383	506
Government of Brazilian
4.88%	01/22/21	281	281
Government of Colombia
6.13%	01/18/41	200	203
7.38%	03/18/19 - 09/18/37	200	234
Government of Costa Rica
10.00%	08/01/20	150	202	(b)
Government of Egypt
5.75%	04/29/20	200	202	(b)
Government of El Salvador
7.65%	06/15/35	160	170	(b)
Government of Grenada
2.50%	09/15/25	47	22	(b,j)
Government of Indonesia
10.38%	05/04/14	100	123	(b)
11.63%	03/04/19	200	287	(b)
Government of Lebanon
6.38%	03/09/20	249	249
Government of Lithuania
6.75%	01/15/15	100	105	(b)
7.38%	02/11/20	200	212	(b)
Government of Panama
5.20%	01/30/20	300	312
6.70%	01/26/36	155	171
Government of Peruvian
6.55%	03/14/37	466	515
7.35%	07/21/25	100	120

Government of Philippine
6.38%	10/23/34	200	200
6.50%	01/20/20	200	220
Government of Poland
6.38%	07/15/19	37	41
Government of Qatar
5.25%	01/20/20	300	314	(b)
6.40%	01/20/40	100	106	(b)
Government of South Africa
5.50%	03/09/20	100	103
Government of Turkey
5.63%	03/30/21	500	495
6.75%	05/30/40	400	401
Government of Uruguay
6.88%	09/28/25	111	124
Government of Venezuela
1.31%	04/20/11	77	71	(i)
5.38%	08/07/10	490	486
10.75%	09/19/13	185	161
Korea Expressway Corp.
4.50%	03/23/15	200	205	(b)
Province of Manitoba Canada
4.90%	12/06/16	315	354	(h)
Province of Quebec Canada
7.50%	09/15/29	460	631
Republic of Dominican
7.50%	05/06/21	300	309	(b)
9.50%	09/27/11	186	194
Republic of Ghana
8.50%	10/04/17	200	211	(b)
Republic of Indonesia
5.88%	03/13/20	100	106	(b)
Russian Foreign Bond—Eurobond
3.63%	04/29/15	300	290	(b)
5.00%	04/29/20	300	289	(b)
7.50%	03/31/30	423	477	(j)
Socialist Republic of Vietnam
6.75%	01/29/20	100	103	(b)
United Mexican States
5.13%	01/15/20	230	239
6.05%	01/11/40	250	264
			11,246

Municipal Bonds and Notes—0.5%
American Municipal Power-Ohio Inc.
6.05%	02/15/43	277	275
Municipal Electric Authority of Georgia
6.64%	04/01/57	594	575
New Jersey State Turnpike Authority
7.41%	01/01/40	560	682
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	165	174
			1,706

Total Bonds and Notes			324,788
(Cost $321,719)

	Number of Shares
Preferred Stock—0.2%
Citigroup Capital XII	19,750	494	(i)
(Cost $494)

Other Investments—0.3%
GEI Investment Fund		1,022	(k)
(Cost $1,175)

Total Investments in Securities		326,304
(Cost $323,388)

Short-Term Investments—9.7%
GE Money Market Fund Institutional Class 0.05%		33,815	(d,k)

(Cost $33,815)

Total Investments		360,119
(Cost $357,203)

Liabilities in Excess of Other Assets, net—(3.3)%		(11,394)

NET ASSETS—100.0%		$348,725

Other Information

The Fund had the following short futures contracts open at June 30, 2010 (unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation/( Depreciation)
Ultra Long U.S. Treasury Bond Futures	September 2010	490	$(60,048)	$(1,127)
10 Yr. U.S. Treasury Notes Futures	September 2010	20	(2,716)	(138)

The Fund had the following long futures contracts open at June 30, 2010 (unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation/( Depreciation)
2 Yr. U.S. Treasury Notes Futures	September 2010	186	$40,702	$42
5 Yr. U.S. Treasury Notes Futures	September 2010	185	21,895	364

				$(859)

Notes to Schedules of Investments (dollars in thousands)—June 30, 2010 (unaudited)

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, these securities amounted to $7,266; $8,176; $38,679 and $17,397 or 3.57%, 0.45%, 11.09% and 8.19% of the net assets of the Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund and Elfun Money Market Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(f)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	At June 30, 2010, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(i)	Variable or floating rate security. The stated rate represents the rate at June 30, 2010.

(j)	Step coupon bond. Security becomes interest bearing at a future date.

(k)	GEAM, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and the GE Funds-GE Money Market Fund.

(l)	Escrowed to maturity Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds.

(m)	Pre refunded Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(n)	The security is insured by AGC, AMBAC, AGM, MBIA, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of June 30, 2010 (as a percentage of net assets) as follows:

AMBAC             8.56%

AGM                  8.29%

MBIA                 6.15%

(o)	Securities in default.

(p)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(q)	Illiquid Securities. At June 30, 2010, these securities amounted to $1,011 and $142 or 0.29% and 0.07% of Net Assets for the Elfun Income and Elfun Diversified Fund respectively. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(r)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

†	Percentages are based on net assets as of June 30, 2010.
*	Less than 0.1%
**	Amount is less than $1.00.

Abbreviations:

ADR	American Depositary Receipt

AMBAC	AMBAC Indemnity Corporation

FGIC	Financial Guaranty Insurance Corporation

FSA	Financial Security Assurance

GDR	Global Depositary Receipt

MBIA	Municipal Bond Investors Assurance Corporation

Regd.	Registered

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPDR	Standard & Poor’s Depository Receipts

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To be announced

Security Valuation and Transactions

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Level 1 securities primarily include publicly-traded equity securities. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. These securities are included in Level 2. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations and would be classified in Level 3. A Fund’s written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and are included in Level 2. Short-term investments of sufficient quality with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized costs, which approximates market value and these are also included in Level 2.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuter exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities would be classified in Level 3.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In those circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Funds’ fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service. In those circumstances the Fund classifies the investment securities in Level 3.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Fair Value Disclosure

The Funds adopted ASC 820, Fair Valuation Measurements and Disclosures effective October 2008, for all financial instruments accounted for at fair value.

For financial assets and liabilities, fair value is the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

The following tables present the Funds’ investments measured at fair value on a recurring basis at June 30, 2010:

Elfun Income Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities
Bonds and Notes—U.S. Treasuries	$—	$51,481	$—	$51,481
Bonds and Notes—Agency Mortgage Backed	—	79,788	—	79,788
Bonds and Notes—Agency Collateralized Mortgage Obligations	—	4,680	1,163	5,843
Bonds and Notes—Asset Backed	—	6,405	24	6,429
Bonds and Notes—Corporate Notes	—	126,714	615	127,329
Bonds and Notes—Non-Agency Collateralized Mortgage Obligations	—	40,411	555	40,966
Bonds and Notes—Sovereign Bonds	—	11,246	—	11,246
Bonds and Notes—Municipal Notes and Bonds	—	1,706	—	1,706
Preferred Stock	494	—	—	494
Other Investments	—	1,022	—	1,022
Short-Term Investments	33,815	—	—	33,815

Total Investments in Securities	$34,309	$323,453	$2,357	$360,119

Other Financial Instruments
Futures Contracts—Unrealized Appreciation	$406	$—	$—	$406
Futures Contracts—Unrealized Depreciation	(1,265)	—	—	(1,265)

Total Other Financial Instruments	$(859)	$—	$—	$(859)

The following table presents the changes in Level 3 investments measured on a recurring basis for the period ended June 30, 2010:

	Bonds and Notes - Agency Mortgage Backed	Bonds and Notes - Agency Collateralized Mortgage Obligations	Bonds and Notes - Asset Backed	Bonds and Notes - Corporate Notes	Bonds and Notes - Non- Agency Collateralized Mortgage Obligations	Total
Balance at 12/31/09	$9,071	3,402	$25	$668	404	$13,570
Accrued discounts/premiums	—	(25)	—	(1)	—	(26)
Realized gain (loss)	41	(638)	—	—	(632)	(1,229)
Change in unrealized gain (loss)	(29)	447	2	—	1,157	1,577
Net purchases (sales)	(8,640)	(2,618)	(3)	616	(354)	(10,999)
Net transfers in and out of Level 3	(443)	595	—	(668)	(20)	(536)

Balance at 06/30/10	$—	$1,163	$24	$615	$555	$2,357
Change in unrealized gain (loss) relating to securities still held at 06/30/10	$—	$(60)	$2	$0	$367	$309

Transfers in and out of Level 3 are considered to occur at the beginning of the period.

Derivatives Disclosure

The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default.

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure.

	Asset Derivatives June 30, 2010			Liability Derivatives June 30, 2010
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statements of Assets and Liabilities	Fair Value		Location in the Statements of Assets and Liabilities	Fair Value
Elfun Income Fund
Interest Rate Contracts	Receivables, Net Assets—Net Unrealized Appreciation/ (Depreciation) on Futures	406	*	Liabilities, Net Assets—Net Unrealized Appreciation/ (Depreciation) on Futures	(1,265	) *

*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the receivables and/or payables of the Statement of Assets and Liabilities.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Income Fund

By:	/S/ JAMES W. IRELAND
James W. Ireland
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: August 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ JAMES W. IRELAND
James W.Ireland
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: August 19, 2010

By:	/S/ EUNICE TSANG
Eunice Tsang
Treasurer, Elfun Funds

Date: August 19, 2010